Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$129,929,546.74	0.8600049	$114,231,026.43	0.7560963	$15,698,520.31
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$203,079,546.74	0.1343803	$187,381,026.43	0.1239924	$15,698,520.31

Weighted Avg. Coupon (WAC)	4.44%		4.46%
Weighted Avg. Remaining Maturity (WARM)	24.48		23.61
Pool Receivables Balance	$235,923,198.12		$220,061,291.95
Remaining Number of Receivables	31,392		30,598

Adjusted Pool Balance	$234,206,743.55		$218,508,223.24

III. COLLECTIONS

Principal:
Principal Collections	$15,506,532.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$290,541.04
Total Principal Collections	$15,797,073.04

Interest:
Interest Collections	$876,886.85
Late Fees & Other Charges	$57,927.56
Interest on Repurchase Principal	$-
Total Interest Collections	$934,814.41

Collection Account Interest	$1,154.63
Reserve Account Interest	$660.97
Servicer Advances	$-

Total Collections	$16,733,703.05

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$16,733,703.05
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$24,515,502.25

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$196,602.67	$-	$196,602.67	$196,602.67
Collection Account Interest					$1,154.63
Late Fees & Other Charges					$57,927.56
Total due to Servicer					$255,684.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$79,040.47		$79,040.47

Total Class A interest:		$79,040.47		$79,040.47	$79,040.47

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$16,321,053.88

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$15,698,520.31

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,698,520.31
Class A Notes Total:		$15,698,520.31		$15,698,520.31
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,698,520.31		$15,698,520.31

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					622,533.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,716,454.57
Beginning Period Amount	$1,716,454.57
Current Period Amortization	$163,385.86
Ending Period Required Amount	$1,553,068.71
Ending Period Amount	$1,553,068.71
Next Distribution Date Amount	$1,399,512.27

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	13.29%	14.25%	14.25%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.22%	29,748	95.99%	$211,232,979.07
30 - 60 Days	2.18%	667	3.12%	$6,871,867.74
61 - 90 Days	0.52%	159	0.77%	$1,697,101.66
91-120 Days	0.08%	23	0.11%	$248,034.49
121 + Days	0.00%	1	0.01%	$11,308.99
Total		30,598		$220,061,291.95

Delinquent Receivables 30+ Days Past Due
Current Period	2.78%	850	4.01%	$8,828,312.88
1st Preceding Collection Period	2.62%	824	3.76%	$8,874,122.19
2nd Preceding Collection Period	2.42%	780	3.43%	$8,627,029.70
3rd Preceding Collection Period	2.28%	752	3.21%	$8,648,670.89
Four-Month Average	2.53%		3.60%

Repossession in Current Period		33		$347,375.24
Repossession Inventory		63		$151,196.36

Current Charge-Offs
Gross Principal of Charge-Offs				$355,374.17
Recoveries				$(290,541.04)
Net Loss				$64,833.13

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.33%

Average Pool Balance for Current Period				$227,992,245.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.34%
1st Preceding Collection Period				0.25%
2nd Preceding Collection Period				0.60%
3rd Preceding Collection Period				0.69%
Four-Month Average				0.47%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		32	2,325	$34,624,603.11
Recoveries		36	2,128	$(22,162,326.18)
Net Loss				$12,462,276.93
Cumulative Net Loss as a % of Initial Pool Balance				0.79%

Net Loss for Receivables that have experienced a Net Loss *		22	1,925	$12,598,072.71
Average Net Loss for Receivables that have experienced a Net Loss				$6,544.45

Principal Balance of Extensions				$1,726,433.32
Number of Extensions				162

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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